UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-21260
                                                     ----------

                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
               (Address of principal executive offices)  (Zip code)


    Scott Van Den Berg, 805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
    -------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 512-329-0050
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------

                     Date of reporting period: May 31, 2005
                                               ------------

Item 1.  SCHEDULE OF INVESTMENTS

CM ADVISERS FUND

Schedule of Investments


As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or    Market Value                                         Shares or    Market Value
                                       Principal     (Note 1)                                            Principal        (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------
COMMON STOCKS - 28.96%                                             COMMON STOCKS - (Continued)

Closed-ended Funds - 0.42%                                         Miscellaneous Manufacturing - 3.26%
     Central Fund of Canada Ltd.         81,135    $    429,204        Eastman Kodak Company                  7,930       $ 208,400
                                                   ------------        Myers Industries, Inc.                32,703         364,638
Commercial Services - 3.50%                                        *   Peerless Manufacturing Co.             5,900          81,715
     CDI Corporation                     61,680       1,316,251        SPX Corporation                       60,120       2,669,929
     Clark, Inc.                         67,275         975,488        Trinity Industries, Inc.                 350          10,171
                                                                                                                       ------------
     CPI Corporation                      4,800          87,360                                                           3,334,853
     Manpower, Inc.                      30,275       1,205,853                                                        ------------
                                                                    Oil & Gas - 3.14%
                                                                        Helmerich & Payne, Inc.              34,500       1,430,715
                                                   ------------     *   Transocean Inc.                      35,845       1,785,439
                                                      3,584,952                                                        ------------
                                                   ------------                                                           3,216,154
Computers - 1.27%                                                                                                      ------------
     Imation Corp.                       32,500       1,227,200     Oil & Gas Services - 1.02%
                                                                        Tidewater, Inc.                      30,175       1,044,055
*    Maxwell Technologies, Inc.           7,340          75,455                                                        ------------
                                                   ------------
                                                      1,302,655     Packaging & Containers - 0.77%
Distribution / Wholesale - 1.32%                                        Sonoco Products Company              29,380         782,389
     W.W. Grainger, Inc.                 24,925       1,355,671                                                        ------------
                                                   ------------
                                                                    Pharmaceuticals - 1.31%
Electrical Components & Equipment - 1.72%                               Omnicare, Inc.                       34,900       1,337,368
     Graham Corporation                  31,500         636,930                                                         -----------
*    Powell Industries, Inc.             61,240       1,128,041
                                                   ------------
                                                      1,764,971    Semiconductors - 0.32%
                                                   ------------     *   Parlex Corp.                         55,125         325,238
Engineering & Construction - 0.65%                                                                                     ------------
*    Layne Christiansen Company          38,155         660,082
                                                   ------------    Textiles - 0.15%
                                                                    *   The Dixie Group, Inc.                10,350         153,387
Household Products / Wares - 2.49%                                                                                     ------------
     Avery Dennison Corporation          24,850       1,303,383
     Kimberly-Clark Corporation          19,350       1,244,785     Total Common Stocks (Cost $24,485,112)               29,643,970
                                                   ------------                                                        ============
                                                      2,548,168
                                                   ------------     U.S GOVERNMENT OBLIGATIONS - 59.06%
Insurance - 2.74%
     Marsh & McLennan Cos, Inc.          96,675       2,807,442
                                                   ------------         United States Treasury Bill
                                                                           0.000%, 10/20/2005            $34,300,000     33,906,476
Machinery - Construction & Mining - 0.74%
*    Astec Industries, Inc.              34,600         758,778         United States Treasury Strip Principal
                                                   ------------             0.000%, 05/15/2030            46,630,000     15,509,558
                                                                        United States Treasury Note
Machinery - Diversified - 0.18%
     Robbins & Myers, Inc.                7,590         179,504            3.500%, 02/15/2010              4,500,000      4,451,661
                                                   ------------         United States Treasury Note
                                                                           4.000%, 02/15/2014              1,000,000      1,002,461
Media - 1.63%                                                           United States Treasury Note
     Dow Jones & Co Inc                  36,800       1,306,400            4.000%, 02/15/2015              5,600,000      5,586,873
     Reader's Digest Association Inc.    21,475         363,787
                                                   ------------        Total U.S Government Obligations
                                                      1,670,187          (Cost $58,813,713)                              60,457,029
                                                   ------------                                                       =============
Metal Fabricate / Hardware - 2.33%
     Ampco-Pittsburgh Corporation        11,000         126,830
*    NS Group, Inc.                      78,490       2,262,082
                                                      2,388,912
                                                   ------------                                                         (Continued)

CM ADVISERS FUND

Schedule of Investments


As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                       Shares or    Market Value
                                       Principal     (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

CORPORATE BOND - 0.18%

     AAR Corporation                                               Aggregate  cost  for  financial  reporting  and federal  income
        6.875%, 12/15/2007                                         tax purposes is the same. Unrealized appreciation/(depreciation)
        (Cost $162,728)               $ 180,000    $    182,025    appreciation/(depreciation)   of   investments   for   financial
                                                                   reporting and federal income tax purposes is as follows:
MONEY MARKET FUND - 12.43%
     Evergreen Institional Treasury Money                          Aggregate gross unrealized appreciation           $  7,046,862
        Market Fund Class I #497                                   Aggregate gross unrealized depreciation               (225,391)
        (Cost $12,718,411)           12,718,411      12,718,411                                                      ------------
                                                   ------------
                                                                   Net unrealized appreciation                       $  6,821,471
                                                                                                                     ============
Total Investments (Cost $96,179,964) - 100.63%     $103,001,435
Liabilities in Excess of Other Assets - (0.63%)        (429,200)   Note 1 -
                                                   ------------
Net Assets - 100.00%                               $102,572,235    The  Fund's  investments  in  securities  are  carried  at value.
                                                   ============    Securities  listed on an exchange or quoted on a national  market system are valued at the last sales price as of 4:00 p.m. Eastern
                                                                   Time. Other securities traded in the over-the-counter  market and
Summary of Investments by Industry                                 listed securities for which no sale was reported on that date are
                                       % of Net                    valued at the most  recent bid price.  Securities  and assets for
Industry                               Assets            Value     which representative  market quotations are not readily available
-----------------------------------------------------------------  (e.g.,  if the  exchange  on  which  the  portfolio  security  is
-----------------------------------------------------------------  principally  traded closes early or if trading of the  particular
Closed-ended Funds                      0.42%          $ 429,204   portfolio  security is halted  during the day and does not resume
Commercial Services                     3.50%          3,584,952   prior to the Fund's net asset value  calculation) or which cannot
Computers                               1.27%          1,302,655   be accurately  valued using the Funds' normal pricing  procedures
Corporate Bond                          0.18%            182,025   are  valued  at fair  value as  determined  in good  faith  under
Distribution / Wholesale                1.32%          1,355,671   policies approved by the Trustees.  A portfolio  security's "fair
Electrical Components &                                            value"  price may differ from the price next  available  for that
     Equipment                          1.72%          1,764,971   portfolio  security using the Fund's normal  pricing  procedures.
Engineering & Construction              0.65%            660,082   Investment  with maturities  of 60 days  or less  are  valued  at
Household Products / Wares              2.49%          2,548,168   amortized cost, which approximates market value
Insurance                               2.74%          2,807,442
Machinery - Construction & Mining       0.74%            758,778
Machinery - Diversified                 0.18%            179,504
Media                                   1.63%          1,670,187
Metal Fabrication / Hardware            2.33%          2,388,912
Miscellaneous Manufacturing             3.26%          3,334,853
Money Market Fund                      12.43%         12,718,411
Oil & Gas                               3.14%          3,216,154
Oil & Gas Services                      1.02%          1,044,055
Packaging & Containers                  0.77%            782,389
Pharmaceuticals                         1.31%          1,337,368
Semiconductors                          0.32%            325,238
Textiles                                0.15%            153,387
U.S Government Obligations             59.06%         60,457,029
----------------------------------------------------------------
Total                                 100.63%      $ 103,001,435

 * Non-income producing investment.
See Notes to Financial Statements

Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



CM Advisers Family of Funds


By: (Signature and Title)     /s/ Arnold Van Den Berg
                              __________________________________
                              Arnold Van Den Berg
                              Trustee, Chairman, President and
                              Principal Executive Officer

Date: July 28, 2005








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



CM Advisers Family of Funds


By: (Signature and Title)     /s/ Arnold Van Den Berg
                              __________________________________
                              Arnold Van Den Berg
                              Trustee, Chairman, President and
                              Principal Executive Officer

Date: July 28, 2005





By:  (Signature and Title)    /s/ James D. Brilliant
                              __________________________________
                              James D. Brilliant
                              Trustee, Treasurer and Principal Financial Officer
                              CM Advisers Family of Funds

Date: July 28, 2005